Derivative Financial Instruments and Hedge Accounting (Details Textual) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative Financial Instruments and Hedge Accounting (Textual)
Bank recorded inefficiencies	$ 2,912	$ 1,187